Aug. 28, 2015
READY ASSETS U.S. TREASURY MONEY FUND

READY ASSETS U.S.A. GOVERNMENT MONEY FUND

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 13, 2016 to the

Prospectuses of the Funds, dated August 28, 2015

Effective April 13, 2016, the prospectus of each Fund is amended as follows:

The section of each Fund’s prospectus entitled “Fund Overview—Key Facts About [Name of Fund]—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.